Income Taxes	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Effective Tax Rate
The income tax provision consisted of the following:

	Three months ended March 31,
	2016	2015
	(In millions, except percentages)
Income (Loss) before income taxes	$1	$(25)
Income tax benefit	—	(4)
Effective income tax rate	—%	16.0%

For the three months ended March 31, 2016, and 2015, the overall effective tax rate was different than the statutory rate of 35% primarily due to taxable earnings allocated to NRG resulting from its interest in NRG Yield LLC and production tax credits generated from certain wind assets.
For tax purposes, NRG Yield LLC is treated as a partnership; therefore, the Company and NRG each record their respective share of taxable income or loss.

Income Taxes
Effective Tax Rate
The income tax provision consisted of the following:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	(In millions, except percentages)
Income before income taxes	$75	$46	$76	$21
Income tax expense	12	4	12	—
Effective income tax rate	16.0%	8.7%	15.8%	—%

For the three and six months ended June 30, 2016, and 2015, the overall effective tax rate was different than the statutory rate of 35% primarily due to taxable earnings allocated to NRG resulting from its interest in NRG Yield LLC and production and investment tax credits generated from certain wind and solar assets, respectively.
For tax purposes, NRG Yield LLC is treated as a partnership; therefore, the Company and NRG each record their respective share of taxable income or loss.

Income Taxes
Effective Tax Rate
The income tax provision consisted of the following amounts:

	Year Ended December 31,
	2015	2014	2013
	(In millions, except percentages)
Current
U.S. Federal	$—	$—	$—
Total — current	—	—	—
Deferred
U.S. Federal	10	2	14
State	2	2	(6)
Total — deferred	12	4	8
Total income tax expense	$12	$4	$8
Effective tax rate	15.6%	3.6%	5.8%

A reconciliation of the U.S. federal statutory rate of 35% to the Company's effective rate is as follows:

	Year Ended December 31,
	2015	2014	2013 (a)
	(In millions, except percentages)
Income Before Income Taxes	77	112	133
Tax at 35%	27	39	47
State taxes, net of federal benefit	2	1	(6)
Investment tax credits	(1)	—	—
Impact of non-taxable partnership earnings	(15)	(31)	(33)
Production tax credits	(4)	(6)	—
Change in state effective tax rate	—	1	—
Other	3	—	—
Income tax expense	$12	$4	$8
Effective income tax rate	15.6%	3.6%	5.8%

(a) Represents 34.5% ownership for the period July 22, 2013 through December 31, 2013.
For the years ended December 31, 2015, 2014 and 2013, the overall effective tax rate was different than the statutory rate of 35% primarily due to taxable earnings allocated to NRG resulting from its interest in NRG Yield LLC and production tax credits generated from certain wind facilities.
The Company currently owns 53.3% of NRG Yield LLC and consolidates the results due to its controlling interest. The Company records NRG's 46.7% ownership as noncontrolling interest in the financial statements. For tax purposes, NRG Yield LLC is treated as a partnership; therefore, the Company and NRG each record their respective share of taxable income or loss.
The temporary differences, which gave rise to the Company's deferred tax assets, consisted of the following:

	As of December 31,
	2015	2014
	(In millions)
Deferred tax assets:
Investment in projects	$—	$47
Production tax credits carryforwards	10	6
Investment tax credits	1	—
U.S. Federal net operating loss carryforwards	181	74
State net operating loss carryforwards	5	7
Total deferred tax assets	197	134
Deferred tax liabilities:
Investment in projects	$27	$—
Total deferred tax liabilities	27	—
Net non-current deferred tax asset	$170	$134

Tax Receivable and Payable
As of December 31, 2015, the Company had a domestic tax receivable of $6 million, which related to federal cash grants for the Borrego project. This amount is fully reserved pending further discussions with the US Treasury Department.
Deferred Tax Assets and Valuation Allowance
Net deferred tax balance — As of December 31, 2015, and 2014, NRG recorded a net deferred tax asset of $170 million and $134 million, respectively. The Company believes it is more likely than not that the results of future operations will generate sufficient taxable income which includes the future reversal of existing taxable temporary differences to realize deferred tax assets. In arriving at this conclusion to utilize projections of future profit before tax in its estimate of future taxable income, the Company considered the profit before tax generated in recent years.
NOL carryforwards — At December 31, 2015, the Company had domestic NOLs carryforwards for federal income tax purposes of $181 million and cumulative state NOLs of $5 million tax-effected.
Uncertain Tax Positions
The Company had no identified uncertain tax positions that require evaluation as of December 31, 2015.